[EATON VANCE LOGO]

Mutual Funds
for People
Who Pay
Taxes

EATON VANCE
TAX-MANAGED
INTERNATIONAL
GROWTH
FUND

Semi-Annual Report April 30, 1998



Eaton Vance Tax-Managed International Growth Fund as of April 30, 1998

INVESTMENT UPDATE

[PHOTO OF ARMIN J. LANG, PORTFOLIO MANAGER]

Investment Environment
--------------------------------------------------------------------------

The International Markets

* While the U.S. market has delivered outstanding returns in recent years, the developed markets in Europe, Asia, and the United Kingdom have lagged significantly. For example, while the S&P 500 Index returned 20.2% average annual total returns for the five years ended December 31, 1997, Morgan Stanley Capital International's Europe, Australasia, Far East Index (EAFE) posted an average annual return of just 11.7%.1 Historical patterns suggest that the international markets can be expected to narrow that gap in coming years.

* European companies have only recently embarked on a campaign to improve shareholder values. In its early stages, the trend includes the same aggressive cost-cutting, merger activity, stock buybacks, and improvements in productivity that have characterized U.S. companies over the past decade.

* After soaring to the 39,000 level in 1989, Japan's Nikkei average has remained in a relatively narrow trading range in the 1990s in response to a continuing, stagnant domestic economy.1 Many Japanese export companies, however, have continued to fare well and remain among the best-known brand names in the world.

The Fund
--------------------------------------------------------------------------

Performance Since Inception

* The Fund's Class A, Class B, and Class C shares each had a total return of -1.7% during the brief period from the beginning of operations on April 22, 1998 through April 30, 1998.2

The Fund's Investment Approach

* The Fund's investment universe consists of high-quality, large-cap growth companies within 21 developed markets outside the U.S. At April 30, 1998, around 51% of the Portfolio's investments were in Europe, with 20% in the United Kingdom, and another 22% in Japan.

* After an initial quantitative screen for liquidity, valuation and growth trends, the Portfolio applies in-depth industry research and bottom-up company analysis to develop a list of candidates for purchase. The Portfolio focuses especially on companies with long-term quality growth prospects.

* The Portfolio is managed for tax-efficiency, seeking to provide attractive, long-term, after-tax returns. Toward that end, the Portfolio seeks investment returns in the form of capital appreciation rather than income, emphasizes low turnover, and employs a sell discipline that minimizes capital gains.

Some Representative Holdings

* Philips Electronics NV is a Dutch global conglomerate with operations in consumer products -- such as lighting, software and communications - and professional products, including plastics, semiconductors and medical systems. The company enjoyed 51% earnings growth in the first quarter of 1998.

* Nokia Corp. is a Finnish manufacturer of telecom systems and equipment. Its core businesses include operator-driven infrastructure and consumer-driven mobile telephony. Nokia's newest Communicator model offers enhanced voice, data and messaging capabilities, as well as access to Internet and database services.

* Japan's Sony Corp. is among the world's leading manufacturers of consumer electronics equipment. The company also has major operations in filmed entertainment, recorded music, and image-based software. In the most recent quarter, Sony's earnings surged 64.5%. Despite a slow Japanese economy, Sony continued to benefit from strong foreign demand for its products and, incrementally, from a declining yen.

--------------------------------------------------------------------------

Fund Information
as of April 30, 1998

Performance 3           Class A     Class B     Class C
--------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
--------------------------------------------------------------------------
Life of Fund+            -1.7%       -1.7%       -1.7%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------
Life of Fund+            -7.4%       -6.6%       -2.7%

+ Inception Date - 4/22/98

Ten Largest Holdings 4                      By total net assets
--------------------------------------------------------------
Rohm Company                                              2.7%
Sony Corp.                                                1.6
Novartis AG                                               1.5
HSBC Holdings, PLC                                        1.5
Roche Holdings AG                                         1.4
Nokia Corp.                                               1.4
Axa Company                                               1.4
Nestle                                                    1.4
Ericsson AB                                               1.4
Commerzbank AG                                            1.4


1 It is not possible to invest directly in an Index.
2 These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
  (CDSC) for the Fund's Class B and Class C shares.
3 Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC cumulative total returns for Class A reflect 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, return reflects one-year 1% CDSC.
4 Based on market value as of 4/30/98. Ten largest holdings represent 15.7% of the Portfolio's investments. Holdings are subject to change.
  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.



Eaton Vance Tax-Managed International Growth Fund as of April 30, 1998

PORTFOLIO OF INVESTMENTS
(Expressed in United States Dollars)

Common Stocks -- 98.3%

Security                                            Shares            Value
---------------------------------------------------------------------------
Auto & Parts -- 4.1%
---------------------------------------------------------------------------
Bridgestone Corp.                                    2,000         $ 45,784
Honda Motor Co Ltd.                                  1,000           36,384
Toyota Motor Co.                                     2,000           52,302
Volkswagen AG                                           50           39,888
---------------------------------------------------------------------------
                                                                   $174,358
---------------------------------------------------------------------------

Banks and Money Services (Foreign) -- 11.2%
---------------------------------------------------------------------------
ABN Amro Holdings                                    1,750         $ 42,685
Anglo Irish Bank Corp. PLC                           2,100           28,956
Banco Popular Espanola                                 600           49,292
Bank of Scotland                                     3,500           43,272
Commerzbank AG                                       1,500           57,948
Dexia                                                  400           48,485
HSBC Holdings PLC                                    2,000           62,311
Lloyds TSB Group PLC                                 3,500           52,588
UBS (Schw. Bank Gesellschaft)                           25           40,334
Vontobel Holding AG                                     40           49,683
---------------------------------------------------------------------------
                                                                   $475,554
---------------------------------------------------------------------------

Broadcasting and Cable -- 1.1%
---------------------------------------------------------------------------
Nippon Television Network                              150         $ 44,457
---------------------------------------------------------------------------
                                                                   $ 44,457
---------------------------------------------------------------------------

Beverages -- 1.0%
---------------------------------------------------------------------------
Scottish Newcastle Breweries                         2,800         $ 42,539
---------------------------------------------------------------------------
                                                                   $ 42,539
---------------------------------------------------------------------------


Business Products & Services -- 3.4%
---------------------------------------------------------------------------
Dai Nippon Printing Co. Ltd.                         3,000         $ 51,165
Rentokil Initial                                     7,000           45,703
Sap AG                                                 100           48,262
---------------------------------------------------------------------------
                                                                   $145,130
---------------------------------------------------------------------------

Chemicals -- 1.4%
---------------------------------------------------------------------------
Air Liquide                                            100         $ 18,482
Sumitomo Bakelite Co. Ltd.                           6,000           41,751
---------------------------------------------------------------------------
                                                                   $ 60,233
---------------------------------------------------------------------------

Communications Equipment -- 11.0%
---------------------------------------------------------------------------
Ericsson AB                                          1,100         $ 58,089
Nichicon Corp.                                       4,000           43,661
Nokia Oyj-A                                            900           60,424
Omron Corp.                                          3,000           47,072
Rohm Co.                                             1,000          112,791
Sagem SA                                                80           51,948
Siebe PLC                                            2,000           45,536
Siemens AG                                             800           46,895
---------------------------------------------------------------------------
                                                                   $466,416
---------------------------------------------------------------------------

Communications Services -- 8.0%
---------------------------------------------------------------------------
Cable & Wireless                                     4,000         $ 46,071
Hong Kong Telecom                                   20,000           37,436
Mannesmann AG                                           60           47,699
Portugal Telecom                                       700           37,684
Telecom Italia Mobile                                6,000           34,417
Telecom Italia SPA                                   7,500           56,574
Telefonica                                             900           37,620
Vodafone Group PLC                                   4,000           43,979
---------------------------------------------------------------------------
                                                                   $341,480
---------------------------------------------------------------------------

Construction -- 1.7%
---------------------------------------------------------------------------
Leighton Holdings Ltd.                              10,000         $ 38,201
Volker Wessels Stevin                                1,050           35,033
---------------------------------------------------------------------------
                                                                   $ 73,234
---------------------------------------------------------------------------

Consumer Goods -- 20.1%
---------------------------------------------------------------------------
Aiwa Co. Ltd.                                        1,400         $ 41,918
Astra AB, Class B                                    2,000           39,865
Christian Dior SA                                      300           40,709
Fuji Photo Film                                      1,000           35,702
Glaxco Wellcome PLC                                  1,500           42,539
Konica Corp.                                        10,000           46,087
Nestle                                                  30           58,297
Novartis AG                                             40           65,760
Novo Nordisk A/S - B                                   200           32,495
Philips Electronics NV                                 500           44,123
Roche Holding AG - Genusschein                          60           60,922
Sankyo Co. Ltd                                       2,000           49,725
SEB Group                                              300           46,953
Smithkline Beecham PLC                               3,000           35,859
Sony Corp.                                             800           66,765
Takeda Chemical Industries Ltd.                      2,000           57,305
Unilever PLC                                         4,500           47,988
Zeneca Group PLC                                     1,000           43,192
---------------------------------------------------------------------------
                                                                   $856,204
---------------------------------------------------------------------------

Data Processing -- 1.1%
---------------------------------------------------------------------------
Canon Inc.                                           2,000         $ 47,451
---------------------------------------------------------------------------
                                                                   $ 47,451
---------------------------------------------------------------------------

Distribution -- 0.9%
---------------------------------------------------------------------------
International Muller NV                              1,050         $ 36,438
---------------------------------------------------------------------------
                                                                   $ 36,438
---------------------------------------------------------------------------

Industrial Equipment -- 0.9%
---------------------------------------------------------------------------
Morgan Crucible Co. PLC                              5,000         $ 37,774
---------------------------------------------------------------------------
                                                                   $ 37,774
---------------------------------------------------------------------------

Insurance -- 7.9%
---------------------------------------------------------------------------
Allianz AG Holding                                     150         $ 48,151
ASR Verzekeringsgroep                                  500           40,702
AXA Company                                            500           58,775
Ckag Colonia Konzern AG                                350           44,941
Prudential Corp.                                     3,500           49,687
Schweizer Rueckversicherung                             20           44,207
Scor SA                                                800           49,391
---------------------------------------------------------------------------
                                                                   $335,854
---------------------------------------------------------------------------

Financial Services -- 4.6%
---------------------------------------------------------------------------
Abbey National                                       2,000         $ 37,600
Acom Co. Ltd.                                          800           42,388
ING Groep NV                                           300           19,528
Julius Baer Holdings                                    20           55,292
Promise Co. Ltd.                                       800           40,750
---------------------------------------------------------------------------
                                                                   $195,558
---------------------------------------------------------------------------

Machinery -- 1.9%
---------------------------------------------------------------------------
Smiths Industries                                    3,000         $ 43,845
Technip SA                                             300           38,162
---------------------------------------------------------------------------
                                                                   $ 82,007
---------------------------------------------------------------------------

Merchandising -- 3.1%
---------------------------------------------------------------------------
Colruyt SA                                              80         $ 48,704
Promodes                                               100           48,235
Woolworths Ltd.                                     10,000           34,478
---------------------------------------------------------------------------
                                                                   $131,417
---------------------------------------------------------------------------

Miscellaneous -- 1.1%
---------------------------------------------------------------------------
Nitto Denko Corp.                                    3,000         $ 45,935
---------------------------------------------------------------------------
                                                                   $ 45,935
---------------------------------------------------------------------------

Multi-Industry -- 3.7%
---------------------------------------------------------------------------
Hutchison Whampoa                                    6,000         $ 37,101
IFIL Finanz Di Partecipazoni                         7,000           34,950
Orkla As A-Aksjer                                      350           41,554
Tomkins PLC                                          7,300           43,079
---------------------------------------------------------------------------
                                                                   $156,684
---------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 4.9%
---------------------------------------------------------------------------
British Petroleum Co. PLC                            3,000         $ 47,461
Eni SPA                                              8,000           53,675
Repsol SA                                              900           49,390
Royal Dutch Petroleum Co.                            1,000           55,277
---------------------------------------------------------------------------
                                                                   $205,803
---------------------------------------------------------------------------

Paper/Paper Products -- 1.2%
---------------------------------------------------------------------------
Mayr-Melnhof                                           750         $ 51,969
---------------------------------------------------------------------------
                                                                   $ 51,969
---------------------------------------------------------------------------

Real Estate -- 0.8%
---------------------------------------------------------------------------
Metroplex Berhad                                   125,000         $ 34,448
---------------------------------------------------------------------------
                                                                   $ 34,448
---------------------------------------------------------------------------

Utilities -- 3.2%
---------------------------------------------------------------------------
Reunies Electrobel & Tractebel                         400         $ 47,890
Scottish Power PLC                                   4,000           36,813
Veba AG                                                800           52,969
---------------------------------------------------------------------------
                                                                   $137,672
---------------------------------------------------------------------------

Total Common Stocks
  (identified cost $4,227,444)                                   $4,178,615
---------------------------------------------------------------------------


Preferred Stocks -- 1.7%

Security                                            Shares            Value
---------------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.6%
---------------------------------------------------------------------------
Hugo Boss                                               15        $  24,285
---------------------------------------------------------------------------
                                                                  $  24,285
---------------------------------------------------------------------------

Consumer Goods -- 1.1%
---------------------------------------------------------------------------
Fresenius                                              200        $  48,234
---------------------------------------------------------------------------
                                                                  $  48,234
---------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost $73,450)                                      $   72,519
---------------------------------------------------------------------------

Total Investments
  (identified cost $4,300,894)                                   $4,251,134
---------------------------------------------------------------------------


Country Concentration of Investments

                         Percentage of
Country                   Investments                 Value
-----------------------------------------------------------
Australia                    1.7%                  $ 72,679
Austria                      1.2%                    51,969
Belgium                      3.7%                   157,516
Denmark                      0.8%                    32,495
Finland                      1.4%                    60,424
France                       9.4%                   401,140
Germany                     10.8%                   459,272
Hong Kong                    1.8%                    74,537
Ireland                      0.7%                    28,956
Italy                        4.2%                   179,616
Japan                       22.3%                   949,393
Malaysia                     0.8%                    34,448
Netherlands                  6.4%                   273,786
Norway                       1.0%                    41,554
Portugal                     0.9%                    37,684
Spain                        3.2%                   136,302
Sweden                       2.3%                    97,954
Switzerland                  7.4%                   313,573
United Kingdom              19.9%                   847,836

See notes to financial statements



Eaton Vance Tax-Managed International Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS


Statement of Assets and Liabilities

As of April 30, 1998 (Unaudited)
(Expressed in United States Dollars)

Assets
-------------------------------------------------------------------------------
Investments, at value (Note 1A)
  (identified cost, $4,300,894)                                     $ 4,251,134
Cash                                                                  1,034,032
Receivable for open forward foreign currency contracts (Note 11)            683
Receivable for Fund shares sold                                         829,241
Dividends receivable                                                      1,738
Tax reclaim receivable                                                      421
Deferred organization expense (Note 1G)                                  55,226
-------------------------------------------------------------------------------
Total assets                                                         $6,172,475
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                     $1,112,476
Accrued organization expense                                             55,500
Payable to Investment Adviser (Note 4)                                      457
Accrued expenses                                                            239
-------------------------------------------------------------------------------
Total liabilities                                                    $1,168,672
-------------------------------------------------------------------------------
Net Assets for 508,796 shares of beneficial interest outstanding     $5,003,803
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                      $5,053,491
Accumulated undistributed net investment income                           1,193
Net unrealized depreciation of investments
  (computed on the basis of identified cost)                            (50,881)
-------------------------------------------------------------------------------
Total                                                                $5,003,803
-------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                           $3,494,073
Shares Outstanding                                                      355,271
Net Asset Value and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)                $9.83
Offering Price Per Share
  (100 / 94.25 of net assets value per share)                            $10.43
-------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------
Net Assets                                                           $1,184,399
Shares Outstanding                                                      120,443
Net Asset Value, Offering Price and
  Redemption Price Per Share (Note 6)
  (net assets / shares of beneficial interest outstanding)           $     9.83
-------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                           $  325,331
Shares Outstanding                                                       33,082
Net Asset Value, Offering Price and
  Redemption Price Per Share (Note 6)
  (net assets / shares of beneficial interest outstanding)           $     9.83
-------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.





Statement of Operations

For the Period Ended
April 30, 1998 * (Unaudited)
(Expressed in United States Dollars)

Investment Income (Note 1B)
-------------------------------------------------------------------------------
Income (net of foreign taxes $382) --
  Dividends                                                          $    2,163
-------------------------------------------------------------------------------
  Total income                                                       $    2,163
-------------------------------------------------------------------------------
Expenses-
  Investment Adviser fee (Note 4)                                    $      688
  Distribution and Service fees (Note 5)
    Class B                                                                  74
    Class C                                                                  28
  Amortization of organization expenses (Note 1G)                           274
  Legal and accounting services                                              67
  Printing and postage                                                       34
  Registration fees                                                          28
  Miscellaneous                                                               8
-------------------------------------------------------------------------------
Total expenses                                                       $    1,201
-------------------------------------------------------------------------------
Deduct --
  Preliminary waiver of Investment Adviser fee                       $      231
-------------------------------------------------------------------------------

Net expenses                                                         $      970
-------------------------------------------------------------------------------

Net investment income                                                $    1,193
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                   (49,760)
  Foreign currency and forward foreign currency exchange
    contract transactions                                                (1,121)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                     $  (50,881)
-------------------------------------------------------------------------------
Net change in realized and unrealized gain on investments            $  (50,881)
-------------------------------------------------------------------------------
Net decrease in net assets from operations                           $  (49,688)
-------------------------------------------------------------------------------
* For the period from the start of business April 22, 1998 to April 30, 1998.

See notes to financial statements





Statement of Changes in Net Assets (Expressed in United States Dollars)

                                                                For the Period
                                                                    Ended
Increase (Decrease)                                             April 30, 1998*
in Net Assets                                                     (Unaudited)
-------------------------------------------------------------------------------
From operations --
  Net investment income                                              $    1,193
  Net change in unrealized appreciation (depreciation)
    of investments                                                      (50,881)
-------------------------------------------------------------------------------
Net decrease in net assets from operations                           $  (49,688)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
  Proceeds from sale of shares
    Class A                                                          $3,540,578
    Class B                                                           1,186,438
    Class C                                                             326,475
-------------------------------------------------------------------------------
Net increase in net assets from
  Fund share transactions                                            $5,053,491
-------------------------------------------------------------------------------
Net increase in net assets                                           $5,003,803
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                                                       --
-------------------------------------------------------------------------------
At end of period                                                     $5,003,803
-------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-------------------------------------------------------------------------------
At end of period                                                     $    1,193
-------------------------------------------------------------------------------
* For the period from the start of business April 22, 1998 to April 30, 1998.

See notes to financial statements







Financial Highlights (Expressed in United States Dollars)

                                 For the Period Ended April 30,1998 (Unaudited)
-------------------------------------------------------------------------------
                                                Class A*    Class B*    Class C*
-------------------------------------------------------------------------------
Net asset value -- Beginning of period          $10.000     $10.000     $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income                            $0.004++    $0.002++    $0.002++
Net realized and unrealized gain (loss)
  on investments                                 (0.174)     (0.172)     (0.172)
-------------------------------------------------------------------------------
Total income (loss) from operations              (0.170)     (0.170)     (0.170)
-------------------------------------------------------------------------------
Net asset value -- End of period                 $9.830      $9.830      $9.830
-------------------------------------------------------------------------------
Total Return (1)                                   (1.7)%      (1.7)%      (1.7)%
-------------------------------------------------------------------------------

Ratios/Supplemental Data **
-------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $3,494      $1,184        $325
Ratio of net expenses to average net assets        1.26%+      2.01%+      2.26%+
Ratio of net investment income to
  average net assets                               1.87%+      1.16%+      1.03%+
Portfolio Turnover                                    0%          0%          0%
-------------------------------------------------------------------------------
 ** For the period ended April 30,1998, the operating expenses of the Fund reflect a preliminary waiver of the investment adviser fee.  Had such action not been taken, net investment income per share and the ratios would have been as follows:

Ratios (As a percentage of average net assets)
    Expenses                                       1.52%+      2.68%+      2.87%+
    Net investment income                          1.61%+      0.49%+      0.42%+
-------------------------------------------------------------------------------
Net investment income per share                  $0.003       $0.001     $0.001
-------------------------------------------------------------------------------
 +  Computed on an annualized basis.
++  Computed using average shares outstanding.
 *  For the period from the start of business April 22, 1998 to April 30, 1998.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

See notes to financial statements




Eaton Vance Tax-Managed International Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(Expressed in United States Dollars)

1   Significant Accounting Policies
--------------------------------------------------------------------------

Eaton Vance Tax-Managed International Growth Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

E Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

I Interim Financial Information -- The interim financial statements relating to April 30, 1998 and for the period April 22, 1998 to April 30, 1998 have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders
--------------------------------------------------------------------------

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Shares of Beneficial Interest
--------------------------------------------------------------------------

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                               Period Ended April 30,1998 (Unaudited)
---------------------------------------------------------------------
                                  Class A     Class B     Class C
---------------------------------------------------------------------
Sales                             355,271     120,443      33,082
---------------------------------------------------------------------
Net Increase                      355,271     120,443      33,082
---------------------------------------------------------------------

4   Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------

Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 1/12 of 1% (1.00% per annum) of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the period ended April 30, 1998, the effective annual rate, based on average daily net assets was 1.00%. EVM voluntarily waived $231 of its investment advisory fee.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organization.

Trustees of the Fund that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan.
For the period ended April 30, 1998, no significant amounts have been deferred.

5   Distribution and Service Fees
--------------------------------------------------------------------------

The Fund has adopted a Service Plan (the Class A Plan) designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Class A Plan provides that Class A may make service fee payments for personal services and /or the maintenance of shareholder accounts to the principal underwriter, Eaton Vance Distributors, Inc. (EVD), financial service firms (Authorized Firms) and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing Class A to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed .25% of the average daily net assets for any fiscal year based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. Class A expects to begin making service fee payments during the quarter ending June 30, 1999.

In addition, the Fund has also adopted compensation-type Distribution Plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Fund's Class B and C shares. Under such Plans, Class B and Class C each pays the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of .75% of its daily net assets for providing ongoing distribution services and facilities to the respective classes. The Fund's Class B and C shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of Class B sales and 6.25% of Class C sales of the aggregate amount received by the Fund for each share sold, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of Class B and Class C and, accordingly, reduces the net assets of each such Class. For the period ended April 30, 1998, Class B and C shares paid $74 and $21, respectively, to EVD representing .75% of the average daily net assets of each Class, respectively. At April 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $49,000 and $20,000, respectively.

The Class B and Class C Plans also authorize each Class to make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. The Trustees have initially implemented the Class B Plan by authorizing Class B to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of Class B's average daily net assets for any fiscal year based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. The Trustees have initially implemented the Class C Plan by authorizing Class C to make payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of Class C's average daily net assets for any fiscal year. For the period ended April 30, 1998, Class C paid or accrued service fees payable to EVD in the amount of $7. Class B expects to begin making service fee payments during the quarter ending June 30, 1999.

6   Contingent Deferred Sales Charge
--------------------------------------------------------------------------

Class B and Class C shares are each subject to a contingent deferred sales charge (CDSC). A CDSC is imposed on any redemption of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B and Class C shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under Class B's and Class C's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. No CDSC charges were received by EVD for the period ended April 30, 1998.

7   Investment Transactions
--------------------------------------------------------------------------

Purchases and sales of investments, other than U.S. Government Securities and short-term obligations, aggregated $4,300,894 and $0, respectively.

8   Federal Income Tax Basis of Investments
--------------------------------------------------------------------------

The cost and unrealized appreciation/depreciation in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                   $4,300,894
-------------------------------------------
Gross unrealized appreciation    $   43,279
Gross unrealized depreciation    $  (93,039)
-------------------------------------------
Net unrealized depreciation      $  (49,760)
-------------------------------------------

9   Line of Credit
--------------------------------------------------------------------------

The Fund participates with other funds and portfolios managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of .10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period.

10   Risks Associated with Foreign Investments
--------------------------------------------------------------------------

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11   Financial Instruments
--------------------------------------------------------------------------

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 1998 is as follows:

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------
Purchases
--------------------------------------------------------------------------
                                                                  Net
                                                              Unrealized
Settlement                                  Deliver          Appreciation/
Date         In Exchange For           (in U.S. dollars)     Depreciation
--------------------------------------------------------------------------
5/14/98      Belgian Franc                 $ 30,322              $ 67
5/06/98      Swiss Franc                     22,184                15
5/05/98      German Deutsche Mark            69,916               162
5/04/98      Danish Krone                    16,218                 5
5/06/98      Finnish Marka                   18,895                52
5/29/98      French Franc                    22,984                15
5/07/98      Great Britain Pound             86,601               270
5/04/98      Hong Kong Dollar                37,647               (19)
5/07/98      Italian Lira                    16,501                17
5/07/98      Japanese Yen                    50,992                48
5/08/98      Malaysian Ringlet               13,772               (28)
5/05/98      Netherlands Guilder             34,053                49
5/05/98      Norwegian Krone                 23,811                30
--------------------------------------------------------------------------
                                           $443,896              $683
--------------------------------------------------------------------------



Eaton Vance Tax-Managed International Growth Fund as of April 30, 1998

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed International Growth Fund

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


This Page Intentionally Left Blank


This Page Intentionally Left Blank


Investment Adviser and Administrator of
Eaton Vance Tax-Managed International Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Eaton Vance
Tax-Managed International Growth Fund
24 Federal Street
Boston, MA 02110


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


IGSRC-6/98